PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net cash provided by (used in) operating activities	$ 28,459,868	$ 29,705,551	$ 7,443,545
Investing activities:
Purchase of time deposits	(115,280,749)	(17,286,182)	(792,104)
Proceeds from maturity of time deposits	3,634,521	6,456,091	697,052
Net cash used in investing activities	(119,458,540)	(19,537,130)	(7,914,574)
Financing activities:
Payment of issuance cost of Series C convertible redeemable preferred shares			(150,000)
Payment of IPO costs	(3,532,025)	(499,331)
Issuance of Class A ordinary shares upon the IPO	96,254,995
Issuance of Class A ordinary shares in private placement concurrent with the IPO	13,500,000
Issuance of Class A ordinary shares in connection with exercise of share options	248,812
Net cash provided by (used in) financing activities	106,471,782	(590,881)	(227,266)
Non-cash investing and financing activities:
Accrual of IPO costs		107,866
Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	419,776	80,224
Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	16,324,300
Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	95,211,135
Parent Company [Member]
Operating activities:
Net cash provided by (used in) operating activities	3,226,599	(3,570)	(42,825)
Investing activities:
Purchase of time deposits	(92,682,582)
Proceeds from maturity of time deposits	500,000
Investments made to subsidiaries	(17,000,000)		(14,671,162)
Issuance of loans made to a subsidiary			(3,000,000)
Repayment of loans from a subsidiary			3,000,000
Net cash used in investing activities	(109,182,582)		(14,671,162)
Financing activities:
Payment of issuance cost of Series C convertible redeemable preferred shares			(150,000)
Payment of IPO costs	(2,804,600)	(76,719)
Issuance of Class A ordinary shares upon the IPO	96,254,995
Issuance of Class A ordinary shares in private placement concurrent with the IPO	13,500,000
Issuance of Class A ordinary shares in connection with exercise of share options	248,812
Net cash provided by (used in) financing activities	107,199,207	(76,719)	(150,000)
Net increase (decrease) in cash	1,243,224	(80,289)	(14,863,987)
Cash at beginning of year	52,878	133,167	14,997,154
Cash at end of year	1,296,102	52,878	133,167
Non-cash investing and financing activities:
Accrual of IPO costs		107,866
Parent Company [Member] | Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	419,776	80,224
Parent Company [Member] | Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	16,324,300
Parent Company [Member] | Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	$ 95,211,135